Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2013
Stock-Based Compensation [Abstract]
Schedule Of Share-Based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions
The following assumptions were used for options granted for the nine months ended September 30, 2013:

Nine Months Ended September 30, 2013
Risk-free interest rate	1.09-1.22%
Volatility	127.46 - 131.79%
Expected dividend yield	0%
Expected term	5.75 - 6.25 yrs